JOHN HANCOCK BANK AND THRIFT OPPORTUNITY FUND

601 Congress Street

Boston, Massachusetts 02210-2805

November 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Bank and Thrift Opportunity Fund (the “Fund”)

File No. 811-8568

Preliminary Proxy Materials Pursuant to Rule 14a-6(a)

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the preliminary Proxy Statement and a Form of Proxy (collectively, the “Proxy Materials”).

The Proxy Materials relate to the Special Meeting of Shareholders of the Fund scheduled to be held on January 18, 2013. Definitive copies of the Proxy Materials are intended to be mailed to shareholders on or about November 19, 2012.

If you have any questions or comments in connection with this filing, please feel free to contact me at (617) 663-3872.

Sincerely,

/s/ Kinga Kapuscinski
Kinga Kapuscinski
Assistant Secretary